SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (SALE OF INDUCEMENTS) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deferred sales inducements	$ 5.1	$ 5.0	$ 4.4
Deferred sales inducements, amortization expense	12.4	22.9	27.1
Unamortized deferred sales inducements	67.4	108.6
Insurance liabilities for persistency bonus benefits	$ 1.5	$ 28.9